Form N-1A Cover	Oct. 16, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ProShares Trust
Entity Central Index Key	0001174610
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 16, 2025
Prospectus Date	Oct. 16, 2025
Supplement to Prospectus [Text Block]	PROSHARES TRUSTProShares Ultra Top QQQ (QQUP)
ProShares UltraShort Top QQQ (QQDN)(each, a “Fund” and collectively, the “Funds”)Supplement dated October 16, 2025to each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information, each dated March 10, 2025, as supplemented or amendedImportant Notice Regarding Change in Name * * * * * On October 15, 2025, the Board of Trustees of ProShares Trust approved a change to each Fund’s name, effective on or about October 31, 2025, as indicated in the table below:TickerCurrent Fund NameNew Fund NameQQUPProShares Ultra Top QQQProShares Ultra QQQ MegaQQDNProShares UltraShort Top QQQProShares UltraShort QQQ MegaFor more information, please contact the Funds at 1-888-776-5125Please retain this supplement for future reference.